Segment Information (Tables)	3 Months Ended
Mar. 31, 2021
Segment Reporting [Abstract]
Segment Information Reconciled to Income Before Income Taxes and Noncontrolling Interest	The following tables show segment information for the three months ended March 31, 2021 and 2020, reconciled to the Company’s income before income taxes and noncontrolling interests as shown in its condensed consolidated statements of operations:

	Container	Container	Container
Three Months Ended March 31, 2021	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$154,290	$133	$-	$-	$-	$154,423
Lease rental income - managed fleet	-	14,821	-	-	-	14,821
Lease rental income	$154,290	$14,954	$-	$-	$-	$169,244
Management fees - non-leasing from external customers	$-	$67	$969	$-	$-	$1,036
Inter-segment management fees	$-	$20,439	$2,448	$-	$(22,887)	$-
Trading container margin	$-	$-	$2,166	$-	$-	$2,166
Gain on sale of owned fleet containers, net	$12,358	$-	$-	$-	$-	$12,358
Depreciation expense	$67,703	$226	$-	$-	$(2,123)	$65,806
Container lessee default recovery, net	$3,968	$-	$-	$-	$-	$3,968
Interest expense	$29,032	$74	$-	$-	$-	$29,106
Write-off of unamortized debt issuance costs	$267	$-	$-	$-	$-	$267
Realized loss on derivative instruments, net	$2,956	$-	$-	$-	$-	$2,956
Unrealized gain on derivative instruments, net	$3,192	$-	$-	$-	$-	$3,192
Segment income (loss) before income tax and noncontrolling interests	$52,285	$12,280	$4,185	$(773)	$(4,861)	$63,116
Total assets	$6,119,382	$203,430	$8,408	$11,690	$(119,198)	$6,223,712
Purchase of containers and fixed assets	$570,257	$13	$-	$-	$-	$570,270
Payments on container leaseback financing receivable	$6,425	$-	$-	$-	$-	$6,425

	Container	Container		Container
Three Months Ended March 31, 2020	Ownership	Management		Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$129,850	$222		$-	$-	$-	$130,072
Lease rental income - managed fleet	-	15,406		-	-	-	15,406
Lease rental income	$129,850	$15,628		$-	$-	$-	$145,478
Management fees - non-leasing from external customers	$98	$555	#	$831	$-	$-	$1,484
Inter-segment management fees	$-	$9,745		$2,421	$-	$(12,166)	$-
Trading container margin	$-	$-		$649	$-	$-	$649
Gain on sale of owned fleet containers, net	$5,794	$-		$-	$-	$-	$5,794
Depreciation expense	$68,356	$341		$-	$-	$(1,863)	$66,834
Container lessee default recovery, net	$12	$-		$-	$-	$-	$12
Interest expense	$35,956	$156		$-	$-	$-	$36,112
Write-off of unamortized debt issuance costs	$122	$-		$-	$-	$-	$122
Realized loss on derivative instruments, net	$1,526	$-		$-	$-	$-	$1,526
Unrealized loss on derivative instruments, net	$14,937	$-		$-	$-	$-	$14,937
Segment (loss) income before income tax and noncontrolling interests	$(12,051)	$2,610		$2,758	$(1,062)	$1,804	$(5,941)
Total assets	$4,954,452	$154,857		$17,198	$8,293	$(80,994)	$5,053,806
Purchase of containers and fixed assets	$6,957	$192		$-	$-	$-	$7,149

(1)

Container Ownership segment income (loss) before income tax and noncontrolling interests includes unrealized gain (loss) on derivative instruments, net of $3,192 and $(14,937) for the three months ended March 31, 2021 and 2020, respectively, and write-off of unamortized debt issuance costs of $267 and $122 for the three months ended March 31, 2021 and 2020, respectively.

Segment Information Geographic Allocation of Lease Rental Income and Management Fees

The following table represents the geographic allocation of total fleet lease rental income and management fees from non-leasing services during the three months ended March 31, 2021 and 2020 based on customers’ and Container Investors’ primary domicile, respectively:

	Three Months Ended March 31,
	2021	Percent of Total	2020	Percent of Total
Lease rental income:
Asia	$85,193	50.3%	$72,795	50.0%
Europe	76,275	45.1%	64,727	44.5%
North / South America	7,359	4.3%	7,318	5.0%
All other international	417	0.3%	638	0.5%
	$169,244	100.0%	$145,478	100.0%
Management fees, non-leasing:
Bermuda	$589	56.9%	$982	66.2%
Europe	437	42.2%	199	13.4%
Asia	3	0.3%	3	0.2%
North / South America	1	0.1%	4	0.3%
All other international	6	0.5%	296	19.9%
	$1,036	100.0%	$1,484	100.0%

Segment Information Geographic Allocation of Trading Container Sales Proceeds and Gains on Sale of Owned Fleet Containers Net

The following table represents the geographic allocation of trading container sales proceeds and gain on sale of owned fleet containers, net during the three months ended March 31, 2021 and 2020 based on the location of sale:

	Three Months Ended March 31,
	2021	Percent of Total	2020	Percent of Total
Trading container sales proceeds:
North / South America	$4,170	54.8%	$2,721	28.4%
Asia	1,776	23.3%	5,778	60.2%
Europe	1,665	21.9%	1,081	11.3%
All other international	—	—	5	0.1%
	$7,611	100.0%	$9,585	100.0%
Gain on sale of owned fleet containers, net:
Europe	$8,310	67.2%	$1,044	18.0%
North / South America	2,207	17.9%	1,100	19.0%
Asia	1,841	14.9%	2,446	42.2%
All other international	—	—	1,204	20.8%
	$12,358	100.0%	$5,794	100.0%